SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)			1 Months Ended
	Jan. 27, 2023	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2024	Oct. 30, 2024	Sep. 25, 2024	Aug. 01, 2023	Jun. 02, 2022
Common stock shares authorized			10,000,000,000	10,000,000,000
Stock split	1:4 stock split
Authorized share capital	$ 100,000				$ 2,500,000			$ 2,500,000
Common stock shares authorized	400,000,000				10,000,000,000			10,000,000,000
Common stock, par value	$ 0.00025		$ 0.00025	$ 0.00025	$ 0.00025			$ 0.00025
Choice Global surrendered ordinary shares			30,840,000	33,330,000
Ordinary shares issued			30,840,000	33,330,000
Additional capital units authorized					9,600,000,000			9,600,000,000
Shareholders [Member]
Dividend rate		$ 0.0145
Dividend amount		$ 80,000.00
Shareholders [Member]
Dividend rate		$ 2.2083
Dividend amount		$ 11,700,000	$ 10,500,000
MWE Investment Pte Ltd [Member]
Choice Global surrendered ordinary shares	12,077,700
Choice Global [Member]
Choice Global surrendered ordinary shares	622,300
Choice Global [Member] | 2023 Equity Incentive Plan [Member]
Common stock, par value						$ 0.00025	$ 0.00025
Ordinary shares issued						790,000	1,700,000
CAYMAN ISLANDS
Common stock shares authorized								100,000,000
Share price								$ 0.001